CONTINGENCIES (Details) - RUB (₽) ₽ in Millions	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONTINGENCIES
Maximum possible exposure in relation to Russian Federation tax and regulatory environment		₽ 53
Cash and cash equivalents	₽ 2,800	₽ 2,419	₽ 449	₽ 148	₽ 103